Other non-current assets (Details) - GBP (£) £ in Millions	Mar. 31, 2020	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Other receivables	£ 35	£ 28
Non-current tax assets	65	56
Prepayments	19	7
Accrued income	235	173
Other non-current assets	£ 354	£ 264	£ 115	£ 115